Other income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Associates, joint ventures and subsidiaries
Net gains / (losses) from acquisitions and disposals of subsidiaries	$ 148	$ (11)	$ 635
Net gains / (losses) from disposals of investments in associates	844	41	0
Share of net profits of associates and joint ventures	32	105	84
Total	1,024	135	719
Net gains / (losses) from disposals of financial assets measured at fair value through other comprehensive income	(1)	9	40
Income from properties	20	23	26
Net gains / (losses) from properties held for sale	24	100	76
Other	391	185	216
Total other income	1,459	452	1,076
Net gains / (losses) arising from sale-and-leaseback transactions			140
Gains Losses On Repurchase Of UBSs Own Debt Instruments	98	(60)
Gains / (losses) on the sales of intellectual property rights			215
Other income related to a legacy bankruptcy claim	111
UBS Wealth Management business in Spain
Associates, joint ventures and subsidiaries
Other	111
Gains (losses) on the sale of subsidiaries	133
Mitsubishi Corp.-UBS Realty Inc.
Associates, joint ventures and subsidiaries
Net gains / (losses) from disposals of investments in associates and joint ventures	848
Other	848
Clearstream Fund Centre AG
Associates, joint ventures and subsidiaries
Gains (losses) on the sale of subsidiaries			631
Wealth management business in Austria
Associates, joint ventures and subsidiaries
Other		100
UBS AG
Associates, joint ventures and subsidiaries
Net gains / (losses) from acquisitions and disposals of subsidiaries	148	(11)	635
Net gains / (losses) from disposals of investments in associates	844	41	0
Share of net profits of associates and joint ventures	32	105	84
Total	1,024	134	719
Net gains / (losses) from disposals of financial assets measured at fair value through other comprehensive income	(1)	9	40
Income from properties	20	22	25
Net gains / (losses) from properties held for sale	71	100	76
Income from shared services provided to UBS Group AG or its subsidiaries	460	451	422
Other	308	224	267
Total other income	1,882	941	1,549
Net gains / (losses) arising from sale-and-leaseback transactions			140
Gains Losses On Repurchase Of UBSs Own Debt Instruments	23	(17)
Gains / (losses) on the sales of intellectual property rights			215
Other income related to a legacy bankruptcy claim	111
UBS AG | UBS Wealth Management business in Spain
Associates, joint ventures and subsidiaries
Other	111
Gains (losses) on the sale of subsidiaries	133
UBS AG | Mitsubishi Corp.-UBS Realty Inc.
Associates, joint ventures and subsidiaries
Net gains / (losses) from disposals of investments in associates and joint ventures	848
Other	848
UBS AG | Clearstream Fund Centre AG
Associates, joint ventures and subsidiaries
Gains (losses) on the sale of subsidiaries		$ 631	$ 631
UBS AG | Wealth management business in Austria
Associates, joint ventures and subsidiaries
Other	$ 100